Operating Leases (Details) - Schedule of Supplemental Cash Flow Information Related to Leases - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Supplemental Cash Flow Information Related to Leases [Abstract]
Operating cash flow from operating leases	$ 240,000	$ 42,484	$ 10,075
Weighted-average remaining lease term	3 years	4 years	14 years 2 months 12 days
Weighted-average discount rate	3.50%	3.50%	3.75%